MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES     TWO WORLD TRADE CENTER,
TRUST                                             NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999

DEAR SHAREHOLDER:

During the twelve-month period ended October 31, 1999, the U.S. economy continued its path of strength propelled by a rising stock market, low unemployment, continued consumer confidence and increased liquidity provided by the Federal Reserve Board. Prior to the start of the fiscal year in the fall of 1998, the Fed reduced the federal-funds rate in three steps, from 5.50 percent to 4.75 percent, thereby diminishing concerns about illiquidity arising from international banks' exposure to Asia and Russia. As 1999 began, interest rates started their steady climb while investors displayed renewed confidence and appeared less risk averse. With renewed strength in the world economy and the threat of domestic inflation looming, the Federal Reserve raised the federal-funds rate twice in the third quarter, to 5.25 percent. Following the close of the fiscal year, the Fed again raised the federal-funds rate by 25 basis points, to 5.50 percent.

Interest rates on long-term U.S. Treasuries were highly volatile over the course of the fiscal year, with 30-year Treasuries ranging in yield between
4.96 percent and 6.38 percent. On October 31, 1999, the 30-year Treasury note was yielding 6.16 percent compared to 5.24 percent a year earlier.

PERFORMANCE AND INVESTMENT STRATEGY

For the twelve-month period ended October 31, 1999, Morgan Stanley Dean Witter Federal Securities Trust's Class B shares posted a total return of -3.09 percent compared with -1.21 percent for the Lehman Brothers General U.S. Government Index and -1.43 percent for the Lipper General U.S. Government Funds Index. For the same period, the Fund's Class A, C, and D shares posted total returns of -1.66 percent, -3.03 percent and -2.08 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lipper and Lehman indexes.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

The steady rise in interest rates during most of 1999 negatively affected the Fund's performance. The prices of bonds generally move inversely to changes in interest rates; accordingly, these higher rates resulted in significantly lower bond prices. The Fund underperformed its benchmark indexes because of its slightly longer duration. (The longer a fund's duration, the greater the negative effect of rising interest rates.) During the fiscal year the Fund increased its exposure to mortgage-backed securities, which helped mitigate the negative impact of this year's bear market in U.S. Treasuries.

The Fund ended the fiscal year with net assets in excess of $561 million and a weighted average maturity of approximately 8 years. It held 63 percent of its portfolio in U.S. Treasury notes and bonds maturing in 7 to 20 years, 24 percent in mortgage-backed securities issued primarily by the Government National Mortgage Association (GNMA), 12 percent in U.S. agency obligations and the balance in short-term money-market securities.

LOOKING AHEAD

We believe the U.S. economy will keep growing in the months ahead as low unemployment and increased productivity will likely continue to challenge tried-and-true economic models. However, should our economy continue to show signs of inordinately strong growth along with increasing inflationary pressures, the Federal Reserve may need to maintain its path of tighter monetary policy, possibly resulting in further interest-rate hikes. The Fund will continue to monitor market conditions and look for attractive investment opportunities as they become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter Federal Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo             /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                 MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                  PRESIDENT

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES
TRUST
FUND PERFORMANCE OCTOBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 CLASS B    TOTAL     LEHMAN BROTHERS  LIPPER GENERAL U.S.
($ IN THOUSANDS)
                                       U.S. Govt Index     Govt Funds Index
October-1989                  $10,000          $10,000              $10,000
October-1990                  $10,364          $10,593              $10,498
October-1991                  $11,946          $12,140              $12,032
October-1992                  $12,968          $13,394              $13,077
October-1993                  $14,528          $15,152              $14,477
October-1994                  $13,523          $14,475              $13,653
October-1995                  $15,672          $16,701              $15,594
October-1996                  $16,267          $17,556              $16,265
October-1997                  $17,551          $19,077              $17,631
October-1998                  $19,367          $21,228              $19,181
October-1999               $18,768(3)          $20,973              $18,908

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR
    CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF
    CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                   AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------------------------------------------------------------------------
                         CLASS B SHARES*                                                   CLASS A SHARES+
   -----------------------------------------------------------       -----------------------------------------------------------
   PERIOD ENDED 10/31/99                                             PERIOD ENDED 10/31/99
   ------------------------------------                              ------------------------------------
   1 Year                                (3.09)%(1)  (7.66)%(2)      1 Year                                (1.66)%(1)  (5.84)%(2)
   5 Years                                6.77 (1)    6.46 (2)       Since Inception (7/28/97)              5.58 (1)    3.57 (2)
   10 Years                               6.50 (1)    6.50 (2)

                        CLASS C SHARES++                                                   CLASS D SHARES#
   -----------------------------------------------------------       -----------------------------------------------------------
   PERIOD ENDED 10/31/99                                             PERIOD ENDED 10/31/99
   ------------------------------------                              ------------------------------------
   1 Year                                (3.03)%(1)  (3.94)%(2)      1 Year                                (2.08)%(1)
   Since Inception (7/28/97)              4.62 (1)    4.62 (2)       Since Inception (7/28/97)              5.08 (1)

------------------------

 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

 (3) Closing value assuming a complete redemption on October 31, 1999.

 (4) The Lehman Brothers General U.S. Government Index is a broad-based measure of all U.S. Government and U.S. Treasury securities. The Index's total return does not include fees, expenses or charges. The Index is unmanaged and should not be considered an investment.

 (5) The Lipper General U.S. Government Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper General U.S. Government Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

* The maximum contingent deferred sales charge (CDSC) '>for Class B is 5.0%. The CDSC declines to 0% after six years.

+  The maximum front-end sales charge for Class A is 4.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999

PRINCIPAL                                        DESCRIPTION
AMOUNT IN                                            AND                                            COUPON
THOUSANDS                                       MATURITY DATE                                        RATE      VALUE
------------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY OBLIGATIONS (74.0%)
           U.S. Government Agencies (12.4%)
$ 12,000   Federal Home Loan Banks 07/02/12.......................................................    0.00 % $  4,395,360
   4,400   Federal National Mortgage Assoc. 09/25/07..............................................    6.85     4,294,532
   5,000   Federal National Mortgage Assoc. 12/24/07..............................................    6.48     4,811,700
 100,000   Resolution Funding Strip 07/15/07-10/15/09.............................................    0.00    56,141,530
                                                                                                            ------------
                                                                                                              69,643,122
                                                                                                            ------------

           U.S. Treasury Bonds (60.2%)
  20,000   11/15/15*..............................................................................    9.875   26,689,200
  22,000   11/15/12...............................................................................   10.375   27,410,460
 176,100   08/15/13...............................................................................   12.00   241,332,723
  30,000   11/15/11...............................................................................   14.00    42,887,100
                                                                                                            ------------
                                                                                                             338,319,483
                                                                                                            ------------

           U.S. Treasury Note (0.8%)
   5,000   11/15/08...............................................................................    4.75     4,525,250
                                                                                                            ------------

           U.S. Treasury Strip (0.6%)
   5,000   02/15/07...............................................................................    0.00     3,175,350
                                                                                                            ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $414,010,343).................................................................   415,663,205
                                                                                                            ------------

           MORTGAGE-BACKED SECURITIES (24.0%)
           Federal Home Loan Mortgage Corp. (3.1%)
  11,137   10/01/10 - 02/01/20....................................................................    9.50    11,812,520
   4,249   07/01/09 - 10/01/19....................................................................   10.00     4,573,401
     971   02/01/16 - 10/01/18....................................................................   10.50     1,059,844
                                                                                                            ------------
                                                                                                              17,445,765
                                                                                                            ------------

           Federal National Mortgage Assoc. (3.4%)
   9,366   03/01/28 - 08/01/28....................................................................    6.00     8,722,338
   1,847   06/01/26 - 12/01/26....................................................................    7.50     1,850,445
   5,034   05/01/22 - 07/01/25....................................................................    8.00     5,128,576
   2,279   07/01/05 - 04/01/25....................................................................    8.50     2,358,131
     771   09/01/19 - 05/01/20....................................................................    9.50       819,952
     114   03/01/16 - 01/01/18....................................................................    9.75       122,562
                                                                                                            ------------
                                                                                                              19,002,004
                                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

PRINCIPAL                                        DESCRIPTION
AMOUNT IN                                            AND                                            COUPON
THOUSANDS                                       MATURITY DATE                                        RATE      VALUE
------------------------------------------------------------------------------------------------------------------------
           Government National Mortgage Assoc. (12.5%)
$ 18,652   08/15/25 - 05/15/29....................................................................    6.50% $ 17,818,021
  22,138   12/15/22 - 05/15/24....................................................................    7.00    21,708,681
  23,413   06/15/17 - 08/15/29....................................................................    7.50    23,464,343
   6,409   10/15/19 - 10/15/24....................................................................    8.50     6,663,922
     512   05/15/16 - 11/15/20....................................................................   10.00       557,856
      66   09/15/18...............................................................................   11.00        73,041
                                                                                                            ------------
                                                                                                              70,285,864
                                                                                                            ------------

           Government National Mortgage Assoc. II (5.0%)
   9,691   01/20/29 - 02/20/29....................................................................    6.50     9,224,324
  19,564   12/20/28 - 06/20/29....................................................................    7.00    19,117,469
                                                                                                            ------------
                                                                                                              28,341,793
                                                                                                            ------------

           TOTAL MORTGAGE-BACKED SECURITIES
           (IDENTIFIED COST $136,119,276).................................................................   135,075,426
                                                                                                            ------------

           SHORT-TERM INVESTMENT (0.1%)
           REPURCHASE AGREEMENT
     471   The Bank of New York due 11/01/99
             (dated 10/29/99; proceeds $470,870) (a)
             (IDENTIFIED COST $470,666)...........................................................    5.19       470,666
                                                                                                            ------------

           TOTAL INVESTMENTS
           (IDENTIFIED COST $550,600,285).................................................................   551,209,297
                                                                                                            ------------

 NUMBER                                            DESCRIPTION,
   OF                                            EXPIRATION DATE,
CONTRACTS                                        AND STRIKE PRICE
---------    -----------------------------------------------------------------------------------------
             WRITTEN OPTIONS (b) (0.0%)
             Call options on Treasury bond futures
     100     December/1999/113                                                                                  (117,187)
     300     December/1999/114                                                                                  (201,563)
     100     December/1999/115                                                                                   (32,812)
                                                                                                         ---------------
             TOTAL WRITTEN OPTIONS
             (PREMIUMS RECEIVED $194,541)                                                                       (351,562)**
                                                                                                         ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

TOTAL INVESTMENTS
(IDENTIFIED COST $550,600,285) (c)........................................................   98.1%    551,209,297

TOTAL WRITTEN OPTIONS OUTSTANDING.........................................................   (0.0)       (351,562)

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    1.9      10,915,946
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 561,773,681
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 * A portion of this security is segregated in connection with open written options.
** The market value of U.S. Treasury securities pledged to cover written options on futures contracts is $1,136,865.
(a) Collateralized by $174,444 U.S. Treasury Bond 11.875% due 11/15/03 valued at $219,306 and $262,547 U.S. Treasury Bond 6.125% due 11/15/27 valued at
     $260,773.
(b) Options expire one month prior to the expiration date indicated for Treasury bond futures.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $13,072,622 and the aggregate gross unrealized depreciation is $12,463,610, resulting in net unrealized appreciation of $609,012.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $550,600,285)..............................................................  $551,209,297
Receivable for:
    Interest..................................................................................     9,617,908
    Shares of beneficial interest sold........................................................     2,478,979
    Principal paydowns........................................................................       436,398
    Written options...........................................................................       133,024
Prepaid expenses and other assets.............................................................        55,087
                                                                                                ------------
     TOTAL ASSETS.............................................................................   563,930,693
                                                                                                ------------
LIABILITIES:
Written call options outstanding, at value (premiums received $194,541).......................       351,562
Payable for:
    Shares of beneficial interest repurchased.................................................       612,431
    Plan of distribution fee..................................................................       398,300
    Dividends to shareholders.................................................................       381,613
    Investment management fee.................................................................       261,155
Accrued expenses and other payables...........................................................       151,951
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     2,157,012
                                                                                                ------------
     NET ASSETS...............................................................................  $561,773,681
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $605,945,902
Net unrealized appreciation...................................................................       451,991
Accumulated net realized loss.................................................................   (44,624,212)
                                                                                                ------------
     NET ASSETS...............................................................................  $561,773,681
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $4,271,641
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       473,968
     NET ASSET VALUE PER SHARE................................................................         $9.01
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................         $9.41
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $540,916,493
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    60,955,695
     NET ASSET VALUE PER SHARE................................................................         $8.87
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $10,995,082
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,228,148
     NET ASSET VALUE PER SHARE................................................................         $8.95
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................    $5,590,465
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       631,088
     NET ASSET VALUE PER SHARE................................................................         $8.86
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

NET INVESTMENT INCOME

INTEREST INCOME...............................................................................  $ 45,737,529
                                                                                                ------------
EXPENSES
Plan of distribution fee (Class A shares).....................................................        10,713
Plan of distribution fee (Class B shares).....................................................     5,005,765
Plan of distribution fee (Class C shares).....................................................        71,525
Investment management fee.....................................................................     3,328,750
Transfer agent fees and expenses..............................................................       529,294
Professional fees.............................................................................       101,728
Custodian fees................................................................................        82,887
Shareholder reports and notices...............................................................        82,703
Registration fees.............................................................................        71,742
Trustees' fees and expenses...................................................................        19,033
Other.........................................................................................        23,821
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     9,327,961

Less: expense offset..........................................................................        (3,079)
                                                                                                ------------

     NET EXPENSES.............................................................................     9,324,882
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    36,412,647
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments...............................................................................       886,975
    Futures contracts.........................................................................      (754,445)
    Options written...........................................................................     2,303,037
                                                                                                ------------

     NET GAIN.................................................................................     2,435,567

Net change in unrealized appreciation.........................................................   (58,286,121)
                                                                                                ------------

     NET LOSS.................................................................................   (55,850,554)
                                                                                                ------------

NET DECREASE..................................................................................  $(19,437,907)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR      FOR THE YEAR
                                                                              ENDED             ENDED
                                                                          OCTOBER 31, 1999  OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...................................................    $ 36,412,647      $ 37,720,641
Net realized gain.......................................................       2,435,567           706,711
Net change in unrealized appreciation...................................     (58,286,121)       22,700,373
                                                                            ------------      ------------

     NET INCREASE (DECREASE)............................................     (19,437,907)       61,127,725
                                                                            ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..........................................................        (328,982)         (189,298)
Class B shares..........................................................     (35,383,489)      (37,280,239)
Class C shares..........................................................        (502,451)         (191,250)
Class D shares..........................................................        (197,725)          (59,854)
                                                                            ------------      ------------

     TOTAL DIVIDENDS....................................................     (36,412,647)      (37,720,641)
                                                                            ------------      ------------

Net increase (decrease) from transactions in shares of beneficial
  interest..............................................................     (35,642,483)        3,969,420
                                                                            ------------      ------------

     NET INCREASE (DECREASE)............................................     (91,493,037)       27,376,504
                                                                            ------------      ------------

NET ASSETS:
Beginning of period.....................................................     653,266,718       625,890,214
                                                                            ------------      ------------

     END OF PERIOD......................................................    $561,773,681      $653,266,718
                                                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Federal Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) futures contracts are valued at the latest sale price as of the close of the commodities exchange on which it trades unless the Trustees determine that such price does not reflect their market value, in which case it will be valued at fair value as determined by the Trustees; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that the sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTIONS AND FUTURES -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid; (3) Options on futures contracts: The Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If a written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts:
A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding
$1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding
$1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding
$7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $20,818,005 at October 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $21,568, $498,611 and $15,032, respectively and received $18,264 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 1999 were $119,047,314 and $95,986,286, respectively.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

Transactions in written options for the year ended October 31, 1999 were as follows:

                                                                   CONTRACTS    PREMIUMS
                                                                   ---------   -----------
Option contracts written, outstanding at beginning of the
 period..........................................................      300     $   205,963
Options written..................................................   12,510       6,883,175
Options closed...................................................  (11,309 )    (6,509,205)
Options exercised................................................     (379 )      (235,131)
Options expired..................................................     (622 )      (150,261)
                                                                    -------    -----------
Option contracts written, outstanding at end of the period.......      500     $   194,541
                                                                    =======    ===========

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $5,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,816. At October 31, 1999, the Fund had an accrued pension liability of $52,586 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At October 31, 1999, the Fund had a net capital loss carryover of approximately $38,054,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

          AMOUNT IN THOUSANDS
---------------------------------------
 2000      2002       2004       2007
------   --------   --------   --------
$3,854   $31,124      $690      $2,386
======   =======      ====      ======

At October 31, 1999, the Fund was required for Federal income tax purposes to defer approximately $6,247,000 of realized losses on certain closed options and futures contracts.

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on straddles and permanent book/tax differences attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net realized loss was credited $404,609.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        OCTOBER 31, 1999              OCTOBER 31, 1998
                                                                   ---------------------------   ---------------------------
                                                                     SHARES         AMOUNT         SHARES         AMOUNT
                                                                   -----------   -------------   -----------   -------------
CLASS A SHARES
Sold.............................................................      763,352   $   7,174,821       494,041   $   4,730,315
Reinvestment of dividends........................................       28,765         269,255        17,202         164,344
Redeemed.........................................................     (817,775)     (7,604,223)     (228,754)     (2,193,283)
                                                                   -----------   -------------   -----------   -------------
Net increase (decrease) - Class A................................      (25,658)       (160,147)      282,489       2,701,376
                                                                   -----------   -------------   -----------   -------------
CLASS B SHARES
Sold.............................................................   11,015,098     101,346,580    11,059,549     105,850,540
Reinvestment of dividends........................................    2,189,665      20,178,753     2,135,874      20,213,190
Redeemed.........................................................  (17,981,486)   (165,348,233)  (14,006,213)   (132,953,963)
                                                                   -----------   -------------   -----------   -------------
Net decrease - Class B...........................................   (4,776,723)    (43,822,900)     (810,790)     (6,890,233)
                                                                   -----------   -------------   -----------   -------------
CLASS C SHARES
Sold.............................................................    1,002,507       9,285,620       698,033       6,700,213
Reinvestment of dividends........................................       38,573         357,523        14,425         138,550
Redeemed.........................................................     (548,291)     (5,132,935)      (53,457)       (517,787)
                                                                   -----------   -------------   -----------   -------------
Net increase - Class C...........................................      492,789       4,510,208       659,001       6,320,976
                                                                   -----------   -------------   -----------   -------------
CLASS D SHARES
Sold.............................................................    1,612,081      14,224,809       203,672       1,924,311
Reinvestment of dividends........................................       17,692         161,340         5,200          49,434
Redeemed.........................................................   (1,200,596)    (10,555,793)      (14,398)       (136,444)
                                                                   -----------   -------------   -----------   -------------
Net increase - Class D...........................................      429,177       3,830,356       194,474       1,837,301
                                                                   -----------   -------------   -----------   -------------
Net increase (decrease) in Fund..................................   (3,880,415)  $ (35,642,483)      325,174   $   3,969,420
                                                                   ===========   =============   ===========   =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, or in the case of written options, to close out long or short positions in futures contracts, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies.

At October 31, 1999, the Fund had outstanding written options on interest rate futures used to manage interest rate and market exposure on portfolio positions or anticipated positions in U.S. Government securities.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                                                          FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED             ENDED            THROUGH
                                                                        OCTOBER 31, 1999  OCTOBER 31, 1998  OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.79           $  9.45           $  9.26
                                                                            -------           -------           -------
Income (loss) from investment operations:
   Net investment income..............................................         0.62              0.64              0.16
   Net realized and unrealized gain (loss)............................        (0.78)             0.34              0.19
                                                                            -------           -------           -------
Total income (loss) from investment operations........................        (0.16)             0.98              0.35
                                                                            -------           -------           -------
Less dividends from net investment income.............................        (0.62)            (0.64)            (0.16)
                                                                            -------           -------           -------
Net asset value, end of period........................................      $  9.01           $  9.79           $  9.45
                                                                            =======           =======           =======
TOTAL RETURN+.........................................................        (1.66)%           10.75%             3.78%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.91%(3)          0.93%(3)          0.92%(2)
Net investment income.................................................         6.65%(3)          6.70%(3)          6.60%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $4,272            $4,894            $2,051
Portfolio turnover rate...............................................           17%               13%               12%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                                1999        1998        1997*       1996         1995
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................  $   9.72     $  9.36     $  9.25     $  9.49     $   8.74
                                                              --------     -------     -------     -------     --------
Income (loss) from investment operations:
   Net investment income....................................      0.55        0.58        0.59        0.59         0.59
   Net realized and unrealized gain (loss)..................     (0.85)       0.36        0.11       (0.25)        0.75
                                                              --------     -------     -------     -------     --------
Total income (loss) from investment operations..............     (0.30)       0.94        0.70        0.34         1.34
                                                              --------     -------     -------     -------     --------
Less dividends from net investment income...................     (0.55)      (0.58)      (0.59)      (0.58)       (0.59)
                                                              --------     -------     -------     -------     --------
Net asset value, end of period..............................  $   8.87     $  9.72     $  9.36     $  9.25     $   9.49
                                                              ========     =======     =======     =======     ========
TOTAL RETURN+...............................................     (3.09)%     10.35%       7.89%       3.79%       15.89%
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................      1.55%(1)    1.54%(1)    1.53%       1.53%        1.52%
Net investment income.......................................      6.01%(1)    6.09%(1)    6.41%       6.31%        6.53%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $540,916     $639,212    $623,049    $719,935    $829,244
Portfolio turnover rate.....................................        17%         13%         12%         10%           7%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                             FOR THE PERIOD
                                                                          FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED             ENDED            THROUGH
                                                                        OCTOBER 31, 1999  OCTOBER 31, 1998  OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.80           $  9.44           $  9.26
                                                                            -------           -------           -------
Income (loss) from investment operations:
   Net investment income..............................................         0.56              0.58              0.15
   Net realized and unrealized gain (loss)............................        (0.85)             0.36              0.18
                                                                            -------           -------           -------
Total income (loss) from investment operations........................        (0.29)             0.94              0.33
                                                                            -------           -------           -------
Less dividends from net investment income.............................        (0.56)            (0.58)            (0.15)
                                                                            -------           -------           -------
Net asset value, end of period........................................      $  8.95           $  9.80           $  9.44
                                                                            =======           =======           =======
TOTAL RETURN+.........................................................        (3.03)%           10.30%             3.54%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.55%(3)          1.54%(3)          1.52%(2)
Net investment income.................................................         6.01%(3)          6.09%(3)          5.86%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $10,995            $7,204              $721
Portfolio turnover rate...............................................           17%               13%               12%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                             FOR THE PERIOD
                                                                          FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED             ENDED            THROUGH
                                                                        OCTOBER 31, 1999  OCTOBER 31, 1998  OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.69           $  9.33           $  9.26
                                                                            -------           -------           -------
Income (loss) from investment operations:
   Net investment income..............................................         0.63              0.66              0.17
   Net realized and unrealized gain (loss)............................        (0.83)             0.36              0.07
                                                                            -------           -------           -------
Total income (loss) from investment operations........................        (0.20)             1.02              0.24
                                                                            -------           -------           -------
Less dividends from net investment income.............................        (0.63)            (0.66)            (0.17)
                                                                            -------           -------           -------
Net asset value, end of period........................................      $  8.86           $  9.69           $  9.33
                                                                            =======           =======           =======
TOTAL RETURN+.........................................................        (2.08)%           11.30%             2.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.70%(3)          0.69%(3)          0.63%(2)
Net investment income.................................................         6.86%(3)          6.94%(3)          6.40%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $5,590            $1,956               $69
Portfolio turnover rate...............................................           17%               13%               12%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES
TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Federal Securities Trust (the "Fund") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 8, 1999